Fair Value (Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	¥ 319,149	¥ 358,730
Fair value, Financial liabilities	304,067	325,808
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	(15,082)	(32,922)
Long-term Debt [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Remaining aggregate contractual amounts outstanding, Financial liabilities	319,149	358,730
Fair value, Financial liabilities	304,067	325,808
Fair value over (under) remaining aggregate contractual amounts outstanding, Financial liabilities	¥ (15,082)	¥ (32,922)